Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Net earnings	$ 145.5	$ 103.9	$ 60.6
Items that will not be reclassified to net earnings:
Gains (losses) on pension and non-pension post-employment benefit plans	33.5	9.3	(9.3)
Items that may be reclassified to net earnings:
Currency translation differences for foreign operations	(6.7)	(7.7)	4.3
Total comprehensive income	200.1	101.6	59.7
Currency forward
Items that may be reclassified to net earnings:
Changes from derivatives designated as hedges	7.2	(13.5)	8.5
Interest rate swap
Items that may be reclassified to net earnings:
Changes from derivatives designated as hedges	$ 20.6	$ 9.6	$ (4.4)